SUBSEQUENT EVENTS - Consensual Dismissal Plan (Details) - Consensual Dismissal Plan R$ in Millions	Jan. 21, 2019 BRL (R$) employee
SUBSEQUENT EVENTS
PDC period	30 days
Number of employees to be dismissed | employee	2,187
Estimated savings	R$ 574
Estimated cost	R$ 731